Themes Cybersecurity ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrial Services - 3.0%
Alarm.com Holdings, Inc. (a)	1,056	$59,738

Software & Technology Services - 88.2%(b)
Akamai Technologies, Inc. (a)	971	77,447
BlackBerry Ltd. (a)	13,024	59,650
Booz Allen Hamilton Holding Corp.	686	71,433
CACI International, Inc. - Class A (a)	184	87,713
Change Holdings, Inc.	700	5,609
Check Point Software Technologies Ltd. (a)	338	74,782
Clear Secure, Inc. - Class A	2,014	55,909
Crowdstrike Holdings, Inc. - Class A (a)	196	99,825
CyberArk Software Ltd. (a)	212	86,259
Digital Arts, Inc.	200	10,541
Fastly, Inc. - Class A (a)	2,960	20,898
Fortinet, Inc. (a)	742	78,444
Gorilla Technology Group, Inc. (a)	386	7,677
Hennge KK	300	3,775
Nebius Group NV (a)	3,161	174,898
Netcompany Group AS (a)(c)	893	38,067
Okta, Inc. (a)	729	72,878
OneSpan, Inc.	793	13,235
OVH Groupe SA (a)	497	6,381
Palo Alto Networks, Inc. (a)	429	87,791
Qoria Ltd. (a)	21,848	7,118
Qualys, Inc. (a)	595	85,008
Radware Ltd. (a)	788	23,199
Rapid7, Inc. (a)	1,402	32,428
SailPoint, Inc. (a)	1,546	35,341
SentinelOne, Inc. - Class A (a)	3,938	71,987
SUNeVision Holdings Ltd.	14,000	13,483
Tenable Holdings, Inc. (a)	2,182	73,708
Trend Micro, Inc.	1,200	83,139
Varonis Systems, Inc. (a)	1,793	90,995
Zscaler, Inc. (a)	367	115,216
		1,764,834

Tech Hardware & Semiconductors - 1.5%
A10 Networks, Inc.	1,601	30,979

Telecommunications - 7.2%
NEXTDC Ltd. (a)	12,323	117,601
Vnet Group, Inc. - ADR (a)	3,859	26,627
		144,228
TOTAL COMMON STOCKS (Cost $1,753,032)		1,999,779

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	1,575	1,575
TOTAL SHORT-TERM INVESTMENTS (Cost $1,575)		1,575

TOTAL INVESTMENTS - 100.0% (Cost $1,754,607)		2,001,354
Liabilities in Excess of Other Assets - (0.0)% (e)		(214)
TOTAL NET ASSETS - 100.0%		$2,001,140
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $38,067 or 1.9% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Cybersecurity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,999,779	–	–	1,999,779
Money Market Funds	1,575	–	–	1,575
Total Investments	2,001,354	–	–	2,001,354

Refer to the Schedule of Investments for further disaggregation of investment categories.